General, Administrative and Other Operating Expenses - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Operating Expenses [Abstract]
Founder contributions to the pension fund		$ 8,201
Obligation for stream mitigation		8,364
Settlement of litigation	$ 16,608